Related Party Transactions - Summary of Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services
Purchases of goods/services
Interest income
Interest expense
Dividends received
Net loans made to/(repayments from) related parties
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services
Purchases of goods/services	1,702,477	1,606,639
Interest income
Interest expense
Dividends received	374,972	396,856
Net loans made to/(repayments from) related parties